Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,747	$ 3,097
Marketable securities	7,408	12,351
Other accounts receivable	266	284
Total current assets	9,421	15,732
Property and equipment, net	606	718
Total assets	10,027	16,450
Current liabilities
Trade payables	2,365	3,122
Other accounts payable	185	363
Short-term portion of deferred revenue	1,085	1,094
Total current liabilities	3,635	4,579
Long-term liabilities
Related parties	150	267
Long-term portion of deferred revenue	0	529
Total long-term liabilities	150	796
Stockholders' equity:
Ordinary shares par value NIS 0.01 per share; Authorized 50,000,000; Issued and outstanding: 12,219,186 shares as of June 30, 2017; 12,149,226 shares as of December 31, 2016	34	34
Additional paid-in capital	76,402	75,446
Accumulated other comprehensive loss	(20)	(85)
Accumulated deficit	(70,174)	(64,320)
Total stockholders' equity	6,242	11,075
Total liabilities and stockholders' equity	$ 10,027	$ 16,450